DEFERRED GOVERNMENT GRANTS - Movements of Deferred Grants (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
DEFERRED GOVERNMENT GRANTS
Balance at beginning of the year	¥ 280,551	¥ 153,174	¥ 6,318
Additions	89,490	140,881	155,333
Recognized as a reduction of depreciation expense	(58,711)	(13,504)	(8,477)
Balance at end of the year	¥ 311,330	¥ 280,551	¥ 153,174